Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of credit risk exposure [text block]	The carrying amount of financial assets represents the Group’s maximum credit exposure:

	2025	2024
Cash and Cash Equivalents	719,897	425,172
Financial Assets	99,089	129,319
Trade and Other Receivables	572,024	496,713
Derivative Financial Instrument	140	2,874
Other Assets	29,607	18,805
	1,420,757	1,072,883

Summary of External Credit Risk Rating for Group's Current Trade and Other Receivables at Geographical Regions
The table below discloses the external credit risk ratings for the Group’s current Trade and Other Receivables, based on the geographical regions in which the Trade and Other Receivables are held:

	2025		2024
Risk rating	Expected loss rate	Amounts	Expected loss rate	Amounts
A	1.00%	44,385	0.02%	24,896
AA	0.00%	97,726	0.01%	935
AAA	0.00%	156	—%	14,846
B	7.00%	10,441	0.05%	32,167
BB	5.00%	225,659	0.04%	182,475
BBB	3.00%	80,864	0.03%	161,433
C	15.00%	—	0.08%	2,072
CC	12.00%	—	0.07%	64,920
CCC	9.00%	112,793	0.06%	12,969
		572,024		496,713

Summary of Group Exposure to Foreign Currency Risk
As of December 31, 2025 and 2024 the Group is exposed to foreign currency risk on monetary amounts denominated in a currency other than the functional currency of the respective subsidiaries, which is mainly comprised by cash and cash equivalents, trade receivables and trade payables in the service providers in Latin America, Asia and Africa. The following table presents the top five currencies net balances:

2025			(Gain)/loss
Account	Currency	Amount	% increase	Amount	% decrease	Amount
Total net (assets)/liabilities	Euro	30,639	10%	3,064	-10%	(3,064)
	Philippine peso	(20,132)	10%	(2,013)	-10%	2,013
	Egyptian pound	(19,916)	10%	(1,992)	-10%	1,992
	Chilean peso	(12,687)	10%	(1,269)	-10%	1,269
	Turkish lira	(11,939)	10%	(1,194)	-10%	1,194
	Total	(34,035)		(3,403)		3,403

2024			(Gain)/loss
Account	Currency	Amount	% increase	Amount	% decrease	Amount
Total net (assets)/liabilities	Argentine peso	19,213	10%	(1,921)	-10%	1,921
	Brazilian real	34,509	10%	(3,451)	-10%	3,451
	Colombian peso	19,761	10%	(1,976)	-10%	1,976
	Mexican peso	47,423	10%	(4,742)	-10%	4,742
	Nigerian naira	(23,939)	10%	2,394	-10%	(2,394)
	Total	96,967		(9,696)		9,696

Summary of contractual undiscounted cash flows
Amounts disclosed reflect contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities December 31, 2025	Less than 6 months	6-12 months	Between 1 and 2 years	More than 2 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade and other payables	854,436	—	—	—	854,436	854,436
Financial Liabilities	86,898	—	—	—	86,898	86,898
Leases liabilities	488	449	849	2,254	4,040	3,385
Total non-derivatives	941,822	449	849	2,254	945,374	944,719
Derivatives
Derivative financial instruments	1,567	—	—	—	1,567	1,567
Total derivatives	1,567	—	—	—	1,567	1,567

Contractual maturities of financial liabilities December 31, 2024	Less than 6 months	6-12 months	Between 1 and 2 years	More than 2 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade and other payables	597,787	—	—	—	597,787	597,787
Leases liabilities	408	410	825	3,033	4,676	4,000
Total non-derivatives	598,195	410	825	3,033	602,463	601,787
Derivatives
Derivative financial instruments	6,227	—	—	—	6,227	6,227
Total derivatives	6,227	—	—	—	6,227	6,227

Summary of Net Cash
The Group monitors capital using Net Cash/Debt. Net Cash is composed as follow:

	2025	2024
Cash and cash equivalents	719,897	425,172
Financial assets at fair value through profit or loss	99,089	129,319
Financial liabilities	(86,898)	(50,455)
Lease liabilities	(3,385)	(4,000)
Net Derivative financial instrument	(1,427)	(3,353)
Net cash	727,276	496,683
Cash and liquid investments	818,986	554,491
Gross debt	(91,710)	(57,808)
Net cash	727,276	496,683